REVENUES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue	$ 1,946	$ 1,685	$ 4,142	$ 3,278
Transport
Disclosure of operating segments [line items]
Revenue	692	350	1,519	686
Energy
Disclosure of operating segments [line items]
Revenue	584	512	1,178	962
Utilities
Disclosure of operating segments [line items]
Revenue	583	743	1,270	1,471
Data Infrastructure
Disclosure of operating segments [line items]
Revenue	$ 87	$ 80	$ 175	$ 159